Net fee and commission income	12 Months Ended
Dec. 31, 2023
Fee and commission income [abstract]
Net fee and commission income	21 Net fee and commission income

Net fee and commission income
in EUR million	2023	2022	2021
Fee and commission income
Payment Services	2,062	1,888	1,661
Securities business	584	632	853
Insurance and other broking	529	682	734
Portfolio management	625	600	617
Lending business	602	556	477
Financial guarantees and other commitments	459	496	458
Other	248	232	204
Total fee and commission income	5,109	5,085	5,004

Fee and commission expenses
Payment Services	704	600	563
Securities business	128	160	164
Distribution of products	480	555	591
Other	202	184	169
Total fee and commission expenses	1,514	1,499	1,487

Net fee and commission income	3,595	3,586	3,517
Payment services fees are earned for providing services for deposit accounts and cards, cash management and transaction processing including interchange. Securities fees and commissions are fees for securities brokerage and securities underwriting. Portfolio management fees include fees earned for asset management activities, fiduciary and related activities in which ING holds or invests assets on behalf of its customers. Fees and commissions from Lending (syndication) business include income earned for lending advisory, origination, underwriting and loan commitments which are not part of the effective interest rate.
Financial guarantees and other commitments fees and commissions are earned from bank guarantees, letters of credit and other trade finance related products, factoring and leasing. Fees paid for distribution of products are all fees paid for the distribution of ING’s products and services through external providers.
Reference is made to Note 30 'Segments' which includes net fee and commission income, as reported to the
Executive Board and the Management Board Banking, disaggregated by line of business and by geographical segment.